FINANCIAL INVESTORS TRUST

ALPS | Smith Credit Opportunities Fund

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 30, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2021, AS SUBSEQUENTLY AMENDED

Effective immediately Steve Zamsky is no longer serving as Portfolio Manager of the Fund. Therefore, all references to Steve Zamsky in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby deleted. The following changes are being made to the portfolio management team of the Fund.

Summary Prospectus

The section entitled “PORTFOLIO MANAGER” in the Fund’s Summary Prospectus is hereby deleted and replaced with the following information:

Gibson Smith is a Portfolio Manager and the Chief Investment Officer of Smith Capital Investors, LLC, and has been a portfolio manager of the Fund since its inception in 2020. Jonathan Aal, Garrett Olson, and Eric Bernum of Smith Capital Investors, LLC have been co-portfolio managers of the Fund since September 30, 2021.

Prospectus

In the section entitled “PORTFOLIO MANAGER – ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund and ALPS | Smith Credit Opportunities Fund,” the following information is added to the end of the section with respect to the Fund:

Portfolio Manager	Past 5 Years’ Business Experience
Jonathan Aal	Mr. Aal joined Smith Capital Investors as an Investor in 2018 and has served as co-portfolio manager of the ALPS | Smith Credit Opportunities Fund since September 2021. Prior to his association with Smith Capital Investors, LLC, Mr. Aal was a Global Fixed Income Research Analyst at Janus Henderson Group from 2014 to 2018.
Garrett Olson, CFA(1)	Mr. Olson joined Smith Capital Investors as an Investor in 2020 and has served as co-portfolio manager of the ALPS | Smith Credit Opportunities Fund since September 2021. Prior to his association with Smith Capital Investors, LLC, Mr. Olson was a vice President, Opportunistic Credit Analyst at Shenkman Capital Management from 2015 to 2020.

Statement of Additional Information

The following information replaces the information contained under the heading/subheading “PORTFOLIO MANAGER – Other Accounts Managed by Portfolio Managers” with respect to the Fund:

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
ALPS | Smith Credit Opportunities Fund
Gibson Smith (Portfolio Manager)	0	$0	0	$0	0	$0
Jonathan Aal (Portfolio Manager)*	0	$0	0	$0	0	$0
Garett Olson (Portfolio Manager)*	0	$0	0	$0	0	$0
Eric Bernum (Portfolio Manager)*	0	$0	0	$0	0	$0

*	Data is as of September 24, 2021.

The following information replaces the information contained in the section under the heading/subheading “PORTFOLIO MANAGER – Ownership of Securities” of the Statement of Information with respect to the Fund:

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Gibson Smith	Over 1,000,000
Jonathan Aal	0
Garrett Olson	0
Eric Bernum	0 - 100,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE